Schedule I - Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2017
Schedule I - Summary of Investments - Other Than Investments in Related Parties
Summary of Investments - Other Than Investments in Related Parties

Sirius International Insurance Group, Ltd.

Schedule I

Summary of Investments—Other Than Investments in Related Parties

As at December 31, 2017

			Amount
			shown
	Cost or		on the
(Expressed in millions of U.S. dollars)	Amortized Cost	Fair Value	balance sheet
Corporate debt securities	$1,017.0	$1,014.5	$1,014.5
Asset-backed securities	478.1	475.4	475.4
Residential mortgage-backed securities	259.3	252.1	252.1
Commercial mortgage-backed securities	235.2	232.4	232.4
Non-U.S. government and government agency	106.8	107.2	107.2
U.S. government and government agency	85.8	84.8	84.8
Preferred stocks	9.3	9.8	9.8
U.S. States, municipalities and political subdivision	3.8	3.8	3.8
Total fixed maturities	$2,195.3	$2,180.0	$2,180.0
Total short-term investments	625.3	625.0	625.0
Total equity securities	275.1	299.2	299.2
Total other long-term investments	255.5	269.5	269.5
Total	$3,351.2	$3,373.7	$3,373.7